Cover	Aug. 15, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 15, 2024
Entity Registrant Name	Lazydays Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38424
Entity Tax Identification Number	82-4183498
Entity Address, Address Line One	4042 Park Oaks Blvd.
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33610
City Area Code	813
Local Phone Number	246-4999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	GORV
Entity Emerging Growth Company	false
Entity Central Index Key	0001721741
Amendment Flag	false
Security Exchange Name	NASDAQ